Schedule of Deferred Income Tax Asset (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Business Interest Limitation	$ 627,930	$ 713,822
Fixed Assets	140,494	(437,993)
Stock based compensation	1,017,629	817,012
Net Operating loss carryovers	2,089,409	741,742
Non-Capital Losses	365,053
Other	46,385	(299,273)
Net Deferred Tax Asset/(Liability)	4,286,900	1,535,310
Valuation Allowance	(4,286,900)	(1,535,310)
Net Deferred Tax Asset/(Liability)